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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing
this Report:

                  Name:
                                                  Windward Investment
                                                  Management, Inc.
                  Address:                        60 State Street
                                                  Suite 3600
                                                  Boston, MA 02109
                  13F File Number:                28-11068


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Denise Kampf
Title:               Director of Ops & Client
                     Service
Phone:               617-241-2207

Signature,           Place,                       and Date of Signing:

DENISE KAMPF         BOSTON, MA                   08/03/2006


Report Type (Check only one.):
                  [X] 13F HOLDINGS REPORT.
                  [_] 13F NOTICE.
                  [_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: 505706

List of Other Included Managers:        NONE

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                          Form 13F Information Table


                                                                 Column 5                               Column 8
                                                   Column 4 ------------------  Column 6  Column 7  Voting Authority
Column 1                     Column 2    Column 3   Value   SHRS or SH / PUT / Investment  Other   ------------------
Name of Issuer            Title of Class  CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers  Sole   Shared Non
--------------            -------------- --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Inverness Medical         COM            46126P106    1489    52732  SH           Sole               52732
Innovations In
General Electric Co       COM            369604103    1439    43670  SH           Sole               43670
Ishares Tr                DJ US REAL EST 464287739   18104   254088  SH           Sole              254088
Johnson & Johnson         COM            478160104     484     8069  SH           Sole                8069
Vertex Pharmaceuticals    COM            92532F100    1648    44915  SH           Sole               44915
Exxon Mobil Corp          COM            30231G102    2127    34673  SH           Sole               34673
Ishares Tr                MSCI EMERGE    464287234   23007   245014  SH           Sole              245014
                          MKT
Ishares Tr                MSCI EAFE IDX  464287465   52823   807815  SH           Sole              807815
Streettracks Gold Tr      GOLD SHS       863307104   31647   516857  SH           Sole              516857
Ishares Tr                7-10 YR TRS BD 464287440   36131   449839  SH           Sole              449839
Ishares Tr                1-3 YR TRS BD  464287457   88668  1112662  SH           Sole             1112662
Ishares Tr                US TIPS BD FD  464287176   72797   731112  SH           Sole              731112
Vanguard Index Tr         STK MKT VIPERS 922908769  112523   890846  SH           Sole              890846
Ishares Tr                S&P SMLCAP 600 464287804     326     5250  SH           Sole                5250
Select Sector Spdr Tr     SBI INT-INDS   81369Y704     254     7500  SH           Sole                7500
Select Sector Spdr Tr     SBI INT-TECH   81369Y803     203    10000  SH           Sole               10000
Select Sector Spdr Tr     SBI CONS DISCR 81369Y407     217     6500  SH           Sole                6500
Sonus Networks Inc        COM            835916107     164    33084  SH           Sole               33084
Analog Devices Inc        COM            032654105     329    10772  SH           Sole               10772
International Business    COM            459200101     289     3765  SH           Sole                3765
Machs
Merck & Co Inc            COM            589331107     494    13562  SH           Sole               13562
Pepsico Inc               COM            713448108     551     9170  SH           Sole                9170

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
Procter & Gamble Co          COM            742718109   380   6842 SH    Sole     6842
Vanguard Index Tr            REIT VIPERS    922908553  1784  26908 SH    Sole    26908
Vanguard Intl Equity Index F EMR MKT VIPERS 922042858  2195  34142 SH    Sole    34142
Advanced Magnetics Inc.      COM            00753P103   423  14000 SH    Sole    14000
Bank of America Corporation  COM            060505AT1   343   7129 SH    Sole     7129
Ishares Tr                   DJ SEL DIV INX 464287168  1993  31610 SH    Sole    31610
Eaton Vance Corp             COM NON VTG    278265103   599  24000 SH    Sole    24000
Ishares Tr                   FTSE XNHUA IDX 464287184 40835 531708 SH    Sole   531708
Spdr Tr                      UNIT SER 1     78462F103  1923  15116 SH    Sole    15116
DB Commodity Index Tracking  UNIT BEN INT   240225102  8781 347081 SH    Sole   347081
Seaboard Corp                COM            811543107   736    575 SH    Sole      575